ORGANIZATION AND BUSINESS OPERATION (Details)			12 Months Ended
	Feb. 10, 2023 USD ($) $ / shares shares	Feb. 11, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 08, 2021 shares
Organization and Business Operation
Condition for future business combination number of businesses minimum | item			1
Purchase price, per unit | $ / shares			$ 10.00
Gross proceeds from IPO				$ 276,000,000
Offering Costs			$ 15,630,212
Underwriting fees			5,520,000
Aggregate deferred fee			9,660,000
Other offering costs			450,212
Transaction cost included in operation statement			655,046
Transaction costs included in equity statement			$ 14,975,165
Investments maximum maturity term			185 days
Threshold period from the closing of the proposed public offering to consummate an initial business combination after extension			24 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%
Maximum allowed dissolution expenses			$ 100,000
Promissory note - related party			150,000	$ 0
Cash operating bank account			67,909
Working capital deficit			$ (2,874,594)
Class A Common stock
Organization and Business Operation
Sale of private placement warrants (in share) | shares					14,480,000
Subsequent event | Class A Common stock
Organization and Business Operation
Number of shares issued | shares	25,597,728
Redemption price | $ / shares	$ 10.11
Aggregate redemption amount	$ 258,793,030.08
Aggregate redemption shares | shares	2,002,272
Redemption payments	$ 20,259,152.12
Initial Public Offering
Organization and Business Operation
Number of units sold | shares		27,600,000
Purchase price, per unit | $ / shares		$ 10.00	$ 10.00
Gross proceeds from IPO		$ 276,000,000
Deferred fee			$ 8,694,000
Number Of Underwriter | item			2
Offering Costs			$ 15,630,212
Underwriting fees		5,520,000	5,520,000
Aggregate deferred fee		9,660,000	9,660,000
Other offering costs			450,212
Payments for investment of cash in Trust Account		$ 276,000,000
Condition for future business combination threshold net tangible assets			$ 5,000,001
Initial Public Offering | Maximum
Organization and Business Operation
Purchase price, per unit | $ / shares			$ 10.10
Initial Public Offering | Private Placement Warrants
Organization and Business Operation
Price of warrant | $ / shares			1.50
Private Placement | Private Placement Warrants
Organization and Business Operation
Price of warrant | $ / shares		$ 1.50	$ 11.50
Sale of private placement warrants (in share) | shares		5,213,333	5,213,333
Gross proceeds from issuance of warrants		$ 7,820,000	$ 7,820,000
Over-allotment option
Organization and Business Operation
Number of units sold | shares		3,600,000
Purchase price, per unit | $ / shares		$ 10.00
Price of warrant | $ / shares		$ 10.00
Sponsor
Organization and Business Operation
Consideration received		$ 25,000
Promissory note - related party		$ 73,295